PROPERTY, PLANT AND EQUIPMENT - Disclosure of composition of property and equipment and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 11,112	$ 5,487
Acquisitions during the year	5,329	3,081	$ 611
Balance on end of year	20,362	11,112	5,487
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	29,186	21,265	20,528
Additions	5,526	3,233	708
Acquired through business combinations	6,084	6,173	140
Disposals	(351)	(83)	(83)
Translation differences	1,286	(1,402)	(28)
Balance on end of year	41,731	29,186	21,265
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	18,074	15,778	13,860
Depreciation during the year	3,177	2,686	2,004
Disposals	(351)	(82)	(83)
Translation differences	469	(308)	(3)
Balance on end of year	21,369	18,074	15,778
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,474	2,775
Balance on end of year	2,543	2,474	2,775
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,055	3,969	3,956
Additions	290	46	13
Acquired through business combinations	205	49	0
Disposals	(60)	0	0
Translation differences	32	(9)	0
Balance on end of year	4,522	4,055	3,969
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	1,581	1,194	883
Depreciation during the year	430	390	311
Disposals	(60)	0	0
Translation differences	28	(3)	0
Balance on end of year	1,979	1,581	1,194
Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,681	2,351
Balance on end of year	2,504	2,681	2,351
Computers and peripheral equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	17,584	16,071	15,380
Additions	733	1,364	641
Acquired through business combinations	259	273	140
Disposals	(68)	(83)	(83)
Translation differences	149	(41)	(7)
Balance on end of year	18,657	17,584	16,071
Computers and peripheral equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	14,903	13,720	12,391
Depreciation during the year	1,235	1,284	1,414
Disposals	(68)	(82)	(83)
Translation differences	83	(19)	(2)
Balance on end of year	16,153	14,903	13,720
Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	5,710	87
Balance on end of year	12,332	5,710	87
Rented POS devices | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	6,914	639	606
Additions	4,493	1,818	54
Acquired through business combinations	2,666	5,806	0
Disposals	(223)	0	0
Translation differences	1,209	(1,349)	(21)
Balance on end of year	15,059	6,914	639
Rented POS devices | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	1,204	552	316
Depreciation during the year	1,356	937	237
Disposals	(223)	0	0
Translation differences	390	(285)	(1)
Balance on end of year	2,727	1,204	552
Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	247	274
Balance on end of year	2,983	247	274
Machines and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	633	586	586
Additions	10	5	0
Acquired through business combinations	2,954	45	0
Disposals	0	0	0
Translation differences	(104)	(3)	0
Balance on end of year	3,493	633	586
Machines and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	386	312	270
Depreciation during the year	156	75	42
Disposals	0	0	0
Translation differences	(32)	(1)	0
Balance on end of year	$ 510	$ 386	$ 312